GENERAL (Business Combinations and Impairment of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Business Acquisition [Line Items]
Working capital adjustment			[1],[2]	$ (435)	[1]
Impairment loss		(23,931)		(17,846)
Liability		542		861
Raysat Antenna Systems [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired						9,778
Goodwill						20,162
Raysat Antenna Systems [Member] | Technology, customer relationships and backlog [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired						9,333
Weighted average useful life of acquired intangible assets						8 years
Raysat Antenna Systems [Member] | In-process research and development [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired						445
Weighted average useful life of acquired intangible assets						9 years 6 months
Raysat Antenna Systems [Member] | Patents And Marketing Rights [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired						2,500
Raysat Antenna Systems [Member] | RaySat BG [Member]
Business Acquisition [Line Items]
Cash paid for acquisition						3,300
Raysat Antenna Systems [Member] | Satcom-on-the-Move antenna solutions [Member]
Business Acquisition [Line Items]
Cash paid for acquisition						25,200
Wavestream Corporation [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration						1,509
Cash paid for acquisition						135,000
Finite lived intangible assets acquired						43,568
Goodwill						85,920	[3]
Working capital adjustment	435
Impairment loss		(23,931)		(17,846)
Period of projected cash flows		5 years
Long-term growth rate		4.00%		4.00%
Discount rate		13.50%		12.50%
Contingent consideration potential earn out						2,500
Weighted average useful life of acquired intangible assets						7 years 6 months
Wavestream Corporation [Member] | Technology [Member]
Business Acquisition [Line Items]
Impairment of intangible assets		7,948
Cicat Networks Inc [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration				822
Cash paid for acquisition				2,823
Finite lived intangible assets acquired				720
Goodwill				1,890
Contingent consideration potential earn out				1,170
Liability		$ 542
Weighted average useful life of acquired intangible assets				7 years 9 months 18 days

[1]	For information regarding the goodwill adjustment, see note 1d.
[2]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2012 the Company is in compliance with these covenants. As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2012, the Company used all of this credit line.
[3]	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment